Long-Term Debt (Long-Term Debt Maturities) (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Subsidiaries
Debt Instrument [Line Items]
2024	$ 1,670
2025	264
2026	3,047
2027	666
2028	525
Thereafter	12,318
Total, long-term debt maturities, including capital lease obligations	18,490
Emera
Debt Instrument [Line Items]
2024	199
2025	0
2026	1,587
2027	266
2028	0
Thereafter	500
Total, long-term debt maturities, including capital lease obligations	2,552
Emera US Finance LP
Debt Instrument [Line Items]
2024	397
2025	0
2026	992
2027	0
2028	0
Thereafter	2,248
Total, long-term debt maturities, including capital lease obligations	3,637
Tampa Electric
Debt Instrument [Line Items]
2024	397
2025	0
2026	0
2027	0
2028	0
Thereafter	5,257
Total, long-term debt maturities, including capital lease obligations	5,654
PGS
Debt Instrument [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	463
Thereafter	760
Total, long-term debt maturities, including capital lease obligations	1,223
NMGC
Debt Instrument [Line Items]
2024	30
2025	0
2026	93
2027	0
2028	0
Thereafter	549
Total, long-term debt maturities, including capital lease obligations	672
NMGI
Debt Instrument [Line Items]
2024	198
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	198
NSPI
Debt Instrument [Line Items]
2024	398
2025	125
2026	40
2027	323
2028	0
Thereafter	3,000
Total, long-term debt maturities, including capital lease obligations	3,886
EBP
Debt Instrument [Line Items]
2024	0
2025	0
2026	246
2027	0
2028	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	246
ECI
Debt Instrument [Line Items]
2024	51
2025	139
2026	89
2027	77
2028	62
Thereafter	4
Total, long-term debt maturities, including capital lease obligations	$ 422